Investments (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013 [1]
Schedule Of Equity Method Investments [Line Items]
Revenues	$ 0	$ 0	$ 320,005
Total costs	0	0	72,910
Profit (loss) from operations	0	0	247,095
Earnings (loss) attributable to Rediff	$ 0	$ 0	$ 84,310

[1]	Information provided for the period ended October 8, 2012, relates to Imere Technology Private Limited which was sold as on same date.